Financing Arrangements (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 28, 2013	Dec. 31, 2012	Sep. 30, 2012	May 30, 2012
Revolving credit agreement
Financial arrangement
Maximum borrowing capacity under revolving credit agreement		$ 200.0		$ 200.0
Borrowings outstanding		25.0
Repayment of credit facility	5.0
Interest rate at period end (as a percent)		1.60%
Letters of credit outstanding		42.4	23.5
Available amount under line of credit		132.6	176.5
Secured letter of credit agreement
Financial arrangement
Maximum borrowing capacity under revolving credit agreement		62.6	66.7
Letters of credit outstanding		63.4	64.3
Secured letter of credit agreement | United Kingdom
Financial arrangement
Cash on deposit as collateral		$ 68.8	$ 68.7